RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2015
Compensation and Retirement
RETIREMENT SAVINGS PLAN

8. RETIREMENT SAVINGS PLAN

The Company maintained a retirement savings plan qualified under Section 401(k) of the Internal Revenue Code. The plan allowed for eligible employees to contribute a portion of their gross wages to the plan. The Company matched employees’ contributions on a 100% basis up to 1% of gross wages and on a 50% basis up to the next 5% of gross wages. All employee and Company matching contributions ceased upon the closing of the Asset Sale and the Company has terminated the plan. All plan balances were distributed as of December 31, 2013. In 2013, the Company recognized expense of $124 associated with this plan. This expense is included in discontinued operations.